CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIT (USD $)	Maodong Xu	Total Wowo Limited shareholders' deficit	Ordinary shares	Additional paid-in capital	Subscription receivable	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interest	Total
Beginning Balance at Dec. 31, 2011					$ (3,000)				$ (74,544,006)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of ordinary shares									(215,600)
Repurchase of ordinary shares (in shares)	(2,000,000)								(2,000,000)
Ending Balance at Jan. 01, 2012
Beginning Balance at Dec. 31, 2011		(74,544,006)	3,139	16,321,667	(3,000)	(90,022,771)	(843,041)		(74,544,006)
Beginning Balance (in shares) at Dec. 31, 2011			313,886,640
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of ordinary shares		(2)	(100)	98					(2)
Repurchase of ordinary shares (in shares)			(10,000,000)
Beneficial conversion feature on Series A-1 and Series A-2 convertible redeemable preferred shares		43,234,050		43,234,050					43,234,050
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares		(17,580,271)		(17,580,271)					(17,580,271)
Net loss		(39,010,476)				(39,010,476)			(39,010,476)
Share-based compensation		1,939,326		1,939,326					1,939,326
Disposal of VIE		(153,210)		(153,210)					(153,210)
Other comprehensive loss		(478,896)					(478,896)		(478,896)
Ending Balance at Dec. 31, 2012		(86,593,485)	3,039	43,761,660	(3,000)	(129,033,247)	(1,321,937)		(86,593,485)
Ending Balance (in shares) at Dec. 31, 2012			303,886,640
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares		(37,641,848)		(37,641,848)					(37,641,848)
Net loss		(32,172,344)				(32,172,344)			(32,172,344)
Share-based compensation		909,904		909,904					909,904
Other comprehensive loss		(1,390,936)					(1,390,936)		(1,390,936)
Ending Balance at Dec. 31, 2013		(156,888,709)	3,039	7,029,716	(3,000)	(161,205,591)	(2,712,873)		(156,888,709)
Ending Balance (in shares) at Dec. 31, 2013			303,886,640						303,886,640
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion for Series A1, Series A2 and Series B convertible redeemable preferred shares		(40,814,509)		(12,735,503)		(28,079,006)			(40,814,509)
Net loss		(43,856,347)				(43,856,347)		(13,478)	(43,869,825)
Share-based compensation		5,762,384		5,762,384					5,762,384
Subscription received		3,000			3,000				3,000
Partial disposal of a VIE		(56,597)		(56,597)				56,597
Other comprehensive loss		2,031,380					2,031,380	125	2,031,505
Allocated Share-based Compensation Expense									5,762,384
Ending Balance at Dec. 31, 2014		$ (233,819,398)	$ 3,039			$ (233,140,944)	$ (681,493)	$ 43,244	$ (233,776,154)
Ending Balance (in shares) at Dec. 31, 2014			303,886,640						303,886,640